Note 8 - Income Tax	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of income tax [text block]
8	Income tax

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2017	2016	2015

Current tax	184,016	174,410	164,562
Deferred tax	(100,432)	(132,969)	79,943
	83,584	41,441	244,505
From discontinued operations	(100,720)	(24,339)	(10,121)
	(17,136)	17,102	234,384

The tax on Tenaris’s income before tax differs from the theoretical amount that would arise using the tax rate in each country as follows:

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2017	2016	2015

Income before income tax	427,711	34,430	140,829

Tax calculated at the tax rate in each country (*)	6,456	(91,628)	(71,588)
Non taxable income / Non deductible expenses, net (*)	40,298	51,062	149,632
Changes in the tax rates	(62,968)	4,720	6,436
Effect of currency translation on tax base (**)	(922)	105,758	151,615
Accrual / Utilization of previously unrecognized tax losses (***)	-	(52,810)	(1,711)
Tax charge	(17,136)	17,102	234,384

(*)	Include the effect of the impairment charges of approximately $400.3 million in 2015.

(**)	Tenaris applies the liability method to recognize deferred income tax on temporary differences between the tax basis of assets and their carrying amounts in the financial statements. By application of this method, Tenaris recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax basis in subsidiaries (mainly Mexico, Argentina and Colombia), which have a functional currency different than their local currency. These gains and losses are required by IFRS even though the revalued / devalued tax basis of the relevant assets will not
result in any deduction / obligation for tax purposes in future periods.

(***)	It includes a deferred tax income of approximately
$45
million booked in the last quarter of
2016
related to a capital loss. Amount was carried forward in line with US Regulation in force, and offset in
2017
Capital Gains.

Changes in the tax rates:
On
December 29, 2017
Argentina enacted amendments to several tax laws, including among others a reduction in the corporate income tax rate from
35%
to
30%
for fiscal years starting
1
January 2018
to
31
December 2019
and to
25%
going forward. The impact booked in the Company income tax charge of the year was a gain of approximately
$46
million of deferred tax income.

On
December 22, 2017
the U.S. enacted significant changes to U.S. tax law. The reform is complex and considers significant changes to the U.S. corporate income tax system by, among others, reducing the Federal corporate income tax rate from
35%
to
21%.
The Company has made a reasonable estimate of the financial impacts of the reform. However, given its significant changes and complexities, and considering that more accurate information on the impact and the modalities of its application will be obtained in subsequent reporting periods, certain measurement adjustments could be needed.

The impact booked in the Company income tax charge of the year was a gain of approximately
$15.2
million of deferred tax income.

Tax charge
of the year has been affected by an extraordinary charge related to the settlement agreement with the Italian tax authorities (see Note
25
).